Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Authorized amount	$ 178,000,000
Debt forgiveness			$ 5,142,000
2021 Acquisitions
Debt Instrument [Line Items]
Current portion of long term debt			$ 332,000
Centers for Medicare and Medicaid Services
Debt Instrument [Line Items]
Maximum percentage of accelerated payment amount	100		100
Proceeds from unsecured loan	$ (2,727,000)		$ (2,727,000)
1% Paycheck Protection Program Loan, due May 13, 2022
Debt Instrument [Line Items]
Proceeds from unsecured loan	(4,993,000)		(4,993,000)
1% Paycheck Protection Program Loan, due May 13, 2022 | Series of Individually Immaterial Business Acquisitions
Debt Instrument [Line Items]
Proceeds from unsecured loan	(332,000)
Paycheck Protection Program Loan due October 2026 | Notes Payable to Banks
Debt Instrument [Line Items]
Debt forgiveness	183,000
Provider Relief Funding
Debt Instrument [Line Items]
Proceeds from unsecured loan	$ 0	$ (1,023,000)	$ (1,023,000)	$ (978,000)